Stock-based Compensation - 2023 Equity Incentive Plan (Details) - 2023 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)		4,800,000	0	4,800,000	0
Number of shares reserved for issuance (in shares)		6,000,000		6,000,000		6,000,000
Plan effective period		10 years		10 years		10 years
Stock issued for services (in shares)	73,600
Stock-based compensation expense						$ 882
Number of shares available for grant (in shares)		1,200,000		1,200,000		6,000,000
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value (in dollars per share)	$ 11.98